Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Finance receivables, net
Schedule of finance receivables

The Group provides automobile financial leasing services to individual customers and automobile dealers. Detailed information of finance receivables as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Finance receivables, gross
- Within one year	22,661,850	19,465,688
- After one year but not more than five years	22,047,127	12,689,412

	44,708,977	32,155,100

Unearned finance income	(7,481,088)	(4,598,908)

	37,227,889	27,556,192

Allowance for credit losses	(350,816)	(566,398)

Finance receivables, net	36,877,073	26,989,794

Schedule of Aging analysis of finance receivables

Aging analysis of finance receivables are as follows:

	2018	2019
	RMB	RMB

Not past due	35,788,625	25,068,164

Past due
- Up to 3 months	1,027,691	1,816,830
- Over 3 months	411,573	671,198

	37,227,889	27,556,192

Allowance for credit losses	(350,816)	(566,398)

Finance receivables, net	36,877,073	26,989,794

Schedule of movements in the allowance for credit losses

The movements in the allowance for credit losses are as follows:

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	22,486	134,169	350,816
Charge for the year	196,320	528,824	871,231
Reversal of impairment for the year	—	(9,851)	(8,567)
Write off for the year	(84,637)	(312,177)	(655,649)
Recovery of finance receivables written off	—	9,851	8,567

Balance as of December 31	134,169	350,816	566,398